UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:04/30/08

Item 1.  Schedule of Investments.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2008
	Shares	Market Value
COMMON STOCKS - 68.16%
Aerospace/Defense - 1.36%
Elbit Systems, Ltd.	2,000	$ 109,460
Goodrich Corp.	1,300	88,595
Heico Corp.	2,000	103,020
Lockheed Martin Corp.	900	95,436
		396,511
Banks - 1.10%
Bank of New York Mellon Corp.	2,700	117,531
Hudson City Bancorp, Inc.	5,000	95,650
State Street Corp.	1,500	108,210
		321,391
Beverages - 0.84%
Central Euro Distribution Corp.*	4,000	243,680

Biotechnology - 0.71%
Genzyme Corp.*	1,600	112,560
Invitrogen Corp.*	1,000	93,570
		206,130
Chemicals - 5.05%
Agrium, Inc.	1,800	142,200
Balchem Corp.	9,006	205,877
CF Industries Holdings, Inc.	2,200	294,140
Monsanto Co.	1,100	125,422
Mosaic Co. *	1,500	183,765
NewMarket Corp.	2,710	175,960
Potash Corp.	1,200	220,740
Syngenta AG - ADR	2,100	124,278
		1,472,382
Commercial Services - 4.02%
Exponent, Inc.*	9,300	313,782
Hewitt Associates, Inc. - Cl. A *	3,800	155,800
Hill International, Inc.*	2,700	39,015
Mastercard, Inc.	900	250,344
Quanta Services, Inc.*	5,000	132,700
Ritchie Bros. Auctioneers, Inc.	6,000	149,700
Strayer Education, Inc.	700	129,983
		1,171,324
Computers - 1.20%
NCR Corp. *	5,000	123,150
Research In Motion Ltd. *	1,600	194,608
Teradata Corp. *	1,500	31,935
		349,693
Cosmetics/Personal Care - 0.43%
Chattem, Inc. *	1,800	125,784

Distribution/Wholesale - 0.37%
LKQ Corp.*	5,000	108,800

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2008
	Shares	Market Value
Diversified Financial Services - 0.70%
Blackrock, Inc. - Cl. A	500	$ 100,895
Nasdaq Stock Market, Inc.*	2,800	102,060
		202,955
Electric - 3.27%
Ametek, Inc.	2,500	121,300
Entergy Corp.	1,700	195,262
Exelon Corp.	1,000	85,480
FPL Group, Inc.	2,800	185,612
General Cable Corp.*	4,400	294,800
Public Service Enterprise	1,600	70,256
		952,710
Electronics - 1.99%
Axsys Technologies, Inc.*	3,000	163,650
Badger Meter, Inc.	4,900	255,143
Flir Systems, Inc. *	3,600	123,588
Rofin-Sinar Technologies, Inc.*	1,000	38,080
		580,461
Engineering - 1.22%
Fluor Corp.	1,500	229,305
Stanley, Inc.*	5,000	126,150
		355,455
Environmental Control - 0.71%
Stericycle, Inc.*	3,900	208,182

Food - 0.84%
Cal-Maine Foods, Inc.	3,000	88,650
Flower Food, Inc.	6,000	155,340
		243,990
Healthcare- Products - 2.68%
Air Methods Corp.*	4,500	180,450
Covance, Inc.*	1,200	100,548
Hologic, Inc. *	4,000	116,760
Intuitive Surgical, Inc. *	700	202,482
Meridian Bioscience, Inc.	6,700	180,431
		780,671
Home Furnishings - 0.29%
Bassett Furniture Industries	7,058	84,273

Household Products/Wares - 0.28%
Baxter International, Inc.	1,300	81,016

Insurance - 1.10%
Amtrust Financial Services, Inc.	6,500	101,075
Assurant, Inc.	2,000	130,000
Fairfax Financial Holdings, Ltd.	300	90,057
		321,132
Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2008
	Shares	Market Value
Internet - 1.57%
Ctrip.com International, Inc.	2,000	$ 124,120
Cybersource Corp.*	5,000	90,750
Priceline.com, Inc. *	1,900	242,516
		457,386
Iron/Steel - 3.46%
ArcelorMittal	1,300	115,817
Cia Siderugica Nacional - ADR	6,600	284,790
Gerdau SA	5,000	193,650
Mechel - ADR	1,800	262,440
Olympic Steel, Inc.	3,000	153,600
		1,010,297
Leisure Time - 0.67%
WMS Industries, Inc. *	5,400	195,426

Machinery - Diversified - 4.14%
Bucyrus International, Inc.	2,000	251,860
Deere & Co.	2,400	201,768
Flowserve Corp.	2,000	248,180
Joy Global, Inc.	3,000	222,750
Lindsay Corp.	2,000	208,240
Manitowoc Co., Inc.	2,000	75,640
		1,208,438
Media - 0.43%
Rogers Communications, Inc.	2,800	124,936

Metal - 1.38%
Commercial Metals Co.	6,000	186,840
Hawk Corp. - Cl. A*	3,603	61,611
LB Foster Co. - Cl. A*	4,800	154,080
		402,531
Mining - 0.56%
Companhia Vale do Rio Doce - ADR	4,200	164,136

Miscellaneous Manufacturers - 0.61%
Honeywell International, Inc.	3,000	178,200

Oil & Gas - 9.09%
Apache Corp.	1,000	134,680
Arena Resources, Inc.*	3,700	166,130
Atlas America, Inc.	3,000	208,680
Atwood Oceanics, Inc.*	1,600	161,104
Bois d'Arc Energy, Inc.*	5,000	119,500
Continental Resources, Inc.*	4,000	171,880
Encana Corp.	2,000	161,620
Energen Corp.	3,800	259,312
Noble Energy, Inc.	2,000	174,000
Occidental Petroleum Corp.	2,000	166,420
Pride International, Inc.*	4,400	186,780
Quicksilver Resources, Inc.*	4,500	186,705

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2008
	Shares	Market Value
Oil & Gas (Continued) - 9.09%
Range Resources Corp.	2,500	$ 165,950
Southwest Energy Co.*	4,800	203,088
XTO Energy, Inc.	3,000	185,580
		2,651,429
Oil & Gas Services - 4.45%
Cameron International Corp. *	2,200	108,306
Dawson Geophysical Co. *	1,400	101,276
Dril-Quip, Inc. *	1,633	93,342
FMC Technologies, Inc. *	1,600	107,520
Halliburton Co.	2,000	91,820
Natural Gas Services Group*	5,500	136,950
Smith International, Inc.	1,400	107,114
Superior Energy Services, Inc.*	3,000	133,140
T-3 Energy Services, Inc.*	2,100	110,880
Transocean, Inc.*	1,000	147,460
Weatherford International Ltd. *	2,000	161,340
		1,299,148
Packaging & Containers - 0.77%
Greif, Inc. - Cl. A	3,500	226,100

Pharmaceuticals - 2.64%
Express Scripts, Inc. - Cl. A *	2,900	203,058
Gilead Sciences, Inc. *	3,100	160,456
Herbalife, Ltd.	4,400	192,632
Neogen Corp.*	8,482	213,153
		769,299
REITs - Forest Products & Paper - 0.49%
Plum Creek Timber Co.	3,500	142,940

Retail - Apparel - 0.60%
The Buckle, Inc.	1,500	72,870
Urban Outfitters, Inc.*	3,000	102,750
		175,620
Retail - Automobile - 0.42%
Copart, Inc.*	3,000	122,610

Retail - Miscellaneous - 0.26%
Titan Machinery, Inc.*	4,185	76,209

Retail - Restaurants - 0.61%
McDonald's Corp.	3,000	178,740

Semiconductors - 0.53%
Power Integrations, Inc.*	5,000	155,850

Software - 1.89%
Ansys, Inc.*	900	36,207
Informatica Corp.*	10,900	173,964
Open Text Corp. *	6,000	223,320
Oracle Corp. *	5,700	118,845
		552,336
Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2008
	Shares	Market Value
Telecommunications - 3.10%
America Movil	2,000	$ 115,920
Cellcom Israel, Ltd.	3,200	105,792
Mobile Telesystems - ADR	900	69,822
Partner Communications - ADR	8,800	204,776
Tele Norte Leste Participacoes SA - ADR	4,000	91,640
Telefonica S.A. - ADR	1,000	86,380
Telemig Celular Participacoes - ADR	2,000	138,020
Vimpel-Communications - ADR	3,000	90,480
		902,830
Transportation - 2.33%
C H Robinson Worldwide, Inc.	1,000	62,680
CSX Corp.	3,800	239,210
International Shipholding Corp. *	5,334	101,399
Kirby Corp.*	3,800	208,392
Ryder System, Inc.	1,000	68,470
		680,151

TOTAL COMMON STOCKS (Cost $18,090,210)		19,881,152

SHORT TERM INVESTMENTS - 29.72%
Goldman Sachs Prime Obligation Fund, 2.28%+	8,667,075	8,667,075
(Cost $8,667,075)

TOTAL INVESTMENTS (Cost $26,757,285)- 97.88% (a)		28,548,227
Other assets less liabilities - 2.12%		619,406
NET ASSETS- 100.00%		$ 29,167,633
__________
* Non-Income producing security.
ADR-American Depository Receipt.
REIT - Real Estate Investment Trust
+Variable rate security. Rate shown is as of April 30, 2008.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of:
Unrealized appreciation		$ 2,300,294
Unrealized depreciation		(509,352)
Net unrealized appreciation		$ 1,790,942

	Number of	Unrealized
FUTURES CONTRACTS	Contracts	Appreciation
S & P E-Mini Future maturing June 2008
(Underlying Face Amount at Value $2,780,750)	40	$ 8,750
Russell Mini Future maturing June 2008
(Underlying Face Amount at Value $5,738,200)	80	(1,800)
TOTAL FUTURES CONTRACTS		$ 6,950

Securities valuation policies and other Investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  6/30/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date 6/30/08

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date  6/30/08